Tax situation (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	$ 256,555
Tax Assesments, penalties and interest expenses	607,528
Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	12,220
Tax Assesments, penalties and interest expenses	58,930
Year 2006 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	10,990
Tax Assesments, penalties and interest expenses	62,928
Year 2007 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	12,376
Tax Assesments, penalties and interest expenses	30,221
Year 2008 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	20,797
Tax Assesments, penalties and interest expenses	33,765
Year 2009 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	56,388
Tax Assesments, penalties and interest expenses	107,607
Year 2010 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	62,581
Tax Assesments, penalties and interest expenses	167,806
Year 2011 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	49,055
Tax Assesments, penalties and interest expenses	114,123
Year 2014 -2017 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	32,148
Tax Assesments, penalties and interest expenses	32,148
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	256,555
Tax Assesments, penalties and interest expenses	350,973
Tax Assesments,estimated possible losses including penalties and interest expenses	607,528
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	12,220
Tax Assesments, penalties and interest expenses	46,710
Tax Assesments,estimated possible losses including penalties and interest expenses	58,930
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2006 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	10,990
Tax Assesments, penalties and interest expenses	51,938
Tax Assesments,estimated possible losses including penalties and interest expenses	62,928
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2007 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	12,376
Tax Assesments, penalties and interest expenses	17,845
Tax Assesments,estimated possible losses including penalties and interest expenses	30,221
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2008 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	20,797
Tax Assesments, penalties and interest expenses	12,968
Tax Assesments,estimated possible losses including penalties and interest expenses	33,765
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2009 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	56,388
Tax Assesments, penalties and interest expenses	51,219
Tax Assesments,estimated possible losses including penalties and interest expenses	107,607
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2010 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	62,581
Tax Assesments, penalties and interest expenses	105,225
Tax Assesments,estimated possible losses including penalties and interest expenses	167,806
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2011 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	49,055
Tax Assesments, penalties and interest expenses	65,068
Tax Assesments,estimated possible losses including penalties and interest expenses	114,123
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2014 -2017 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	32,148
Tax Assesments, penalties and interest expenses	0
Tax Assesments,estimated possible losses including penalties and interest expenses	$ 32,148